Fresh Start Accounting (Details 1) - USD ($)		Sep. 30, 2016	May 04, 2016	Dec. 31, 2015	Sep. 30, 2015	Jan. 01, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets, Current [Abstract]
Cash and cash equivalents		$ 3,878,853	$ 10,358,209	$ 922,317			$ 15,946,425	$ 3,286,713
Restricted cash			53,463
Accounts and other receivable, net		906,650	1,288,445	1,014,245			1,889,327
Inventory, net		48,225	56,348	254,385			556,620
Prepaid expenses and other current assets		729,054	595,540	804,508			1,865,727
Total current assets		5,616,271	12,352,005	3,048,904			21,402,877
Property and equipment, net		691,082	865,716	1,115,214			925,171
Deferred costs and other assets			355,741
Intangible assets, net			8,397,000
Goodwill		2,079,284	2,079,284	0	$ 0		1,128,517
TOTAL ASSETS		16,749,000	24,049,746	7,073,745			56,224,605
Current liabilities not subject to compromise
Accounts payable		498,288	2,877,170	1,066,766			1,877,736
Accrued expenses and liabilities		1,212,382	3,112,244	2,453,255			5,192,601
Accrued interest		0	0	3,143,470			1,025,623
Deferred revenue, current portion		0	0	523,900			402,377
Convertible debt subject to put rights		0	0	35,000,000			0
Short term debtor-in-possession note payable			0
Total current liabilities not subject to compromise		1,710,670	5,989,414	42,187,391			8,498,337
Non-current liabilities not subject to compromise
Deferred revenue		0	0	637,097			1,039,475
Other liabilities		143,191	171,613	307,058			546,867
Total non-current liabilities not subject to compromise			171,613
Liabilities subject to compromise
Accounts payable			0
Accrued expenses and liabilities			0
Accrued interest			0
Deferred revenue			0
Convertible debt subject to put rights			0
Derivative liabilities			0
Other liabilities			0
Total liabilities subject to compromise			0
TOTAL LIABILITIES			6,161,027
Conditionally redeemable common stock		0	0	500,000			500,000
Common stock outstanding, at par			750
Common stock issuable		0	0	392,950			392,950
Preferred stock outstanding, at par			3
Additional paid-in capital		18,105,659	17,887,966	125,956,728			125,173,973
Retained earnings (deficit)		(3,211,516)	0	(162,919,956)			(110,111,848)
TOTAL EQUITY		14,895,139	17,888,719	(36,557,801)			15,467,552	$ 26,311,994
TOTAL LIABILITIES AND EQUITY		$ 16,749,000	24,049,746	7,073,745			56,224,605
Predecessor [Member]
Assets, Current [Abstract]
Cash and cash equivalents			10,358,209	922,317	$ 4,053,733	$ 15,946,425
Restricted cash			53,463
Accounts and other receivable, net			1,288,445	1,014,245
Inventory, net			56,348
Prepaid expenses and other current assets			611,593
Total current assets			5,315,558
Property and equipment, net			865,716
Deferred costs and other assets			355,741
Intangible assets, net			2,406,457
Goodwill			0	0			1,128,517
TOTAL ASSETS			8,943,472
Current liabilities not subject to compromise
Accounts payable			2,877,170
Accrued expenses and liabilities			3,112,244
Accrued interest			0
Deferred revenue, current portion			899,920
Convertible debt subject to put rights			0
Short term debtor-in-possession note payable			5,750,000
Total current liabilities not subject to compromise			12,639,334
Non-current liabilities not subject to compromise
Deferred revenue			0
Other liabilities			171,613
Total non-current liabilities not subject to compromise			171,613
Liabilities subject to compromise
Accounts payable			214,554
Accrued expenses and liabilities			559,202
Accrued interest			3,316,121
Deferred revenue			0
Convertible debt subject to put rights			35,000,000
Derivative liabilities			0
Other liabilities			0
Total liabilities subject to compromise			39,089,877
TOTAL LIABILITIES			51,900,824
Conditionally redeemable common stock			500,000
Common stock outstanding, at par			12,477
Common stock issuable			392,950
Preferred stock outstanding, at par			0
Additional paid-in capital			126,011,808
Retained earnings (deficit)			(169,874,587)
TOTAL EQUITY			0	$ (36,557,801)			$ 15,467,552
TOTAL LIABILITIES AND EQUITY			8,943,472
Reorganization Adjustments [Member]
Assets, Current [Abstract]
Prepaid expenses and other current assets	[1]		(16,053)
Total current assets			(16,053)
Intangible assets, net	[2]		(2,406,457)
TOTAL ASSETS			(2,422,510)
Current liabilities not subject to compromise
Deferred revenue, current portion	[3]		(899,920)
Short term debtor-in-possession note payable	[4]		(5,750,000)
Total current liabilities not subject to compromise			(6,649,920)
Non-current liabilities not subject to compromise
Total non-current liabilities not subject to compromise			0
Liabilities subject to compromise
Accounts payable	[5]		(214,554)
Accrued expenses and liabilities	[5]		(559,202)
Accrued interest	[4]		(3,316,121)
Convertible debt subject to put rights	[4]		(35,000,000)
Total liabilities subject to compromise			(39,089,877)
TOTAL LIABILITIES			(45,739,797)
Conditionally redeemable common stock	[6]		(500,000)
Common stock outstanding, at par	[6]		(12,477)
Common stock issuable	[6]		(392,950)
Additional paid-in capital	[6]		(126,011,808)
Retained earnings (deficit)	[7]		170,234,522
TOTAL EQUITY			43,817,287
TOTAL LIABILITIES AND EQUITY			(2,422,510)
Fresh Start Adjustments [Member]
Assets, Current [Abstract]
Cash and cash equivalents	[8]		7,052,500
Total current assets			7,052,500
Intangible assets, net	[9]		8,397,000
Goodwill	[9]		2,079,284
TOTAL ASSETS			17,528,784
Current liabilities not subject to compromise
Total current liabilities not subject to compromise			0
Non-current liabilities not subject to compromise
Total non-current liabilities not subject to compromise			0
Liabilities subject to compromise
Total liabilities subject to compromise			0
TOTAL LIABILITIES			0
Common stock outstanding, at par	[8]		750
Preferred stock outstanding, at par	[10]		3
Additional paid-in capital	[11]		17,887,966
Retained earnings (deficit)	[12]		(359,935)
TOTAL EQUITY			17,528,784
TOTAL LIABILITIES AND EQUITY			$ 17,528,784

[1]	Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company’s (i) rights, title and interest in and to its existing license agreement with Arthrex, (ii) the associated intellectual property owned by the Company and licensed under such agreement, and (iii) rights to collect royalty payments thereunder. As such, certain prepaid expenses related to the Angel business were eliminated.
[2]	As a result of fresh start accounting, all intangible assets existing as of the Effective Date were established at fair value. This adjustment eliminates the carrying value of previously existing intangible assets as of the Effective Date as the underlying Angel assets were assigned to Deerfield pursuant to the Plan of Reorganization.
[3]	Pursuant to the Plan of Reorganization, the Company assigned to Deerfield the Company’s (i) rights, title and interest in and to its existing license agreement with Arthrex, (ii) the associated intellectual property owned by the Company and licensed under such agreement, and (iii) rights to collect royalty payments thereunder. As such, all deferred revenue related to the existing license agreement with Arthrex as of the Effective Date was eliminated.
[4]	Pursuant to the Plan of Reorganization, the Company’s obligations under the Deerfield Facility Agreement including accrued interest were cancelled and the Company ceased to have any obligations thereunder. Additionally, pursuant to the Plan of Reorganization, the DIP Credit Agreement was terminated.
[5]	Represents claims not expected to be settled in cash.
[6]	Pursuant to the Plan of Reorganization, all equity interests of the Company, including but not limited to all shares of the Company’s common stock, $0.0001 par value per share (including its redeemable common stock) (the “Old Common Stock”), warrants and options, that were issuable or issued and outstanding immediately prior to the Effective Date, were cancelled. The elimination of the carrying value of the cancelled equity interests was reflected as direct charge to retained earnings (deficit).
[7]	Represents: Fresh Start Accounting (Details 2)
[8]	Pursuant to the Plan of Reorganization, as of the Effective Date, the Company issued 7,500,000 shares of new common stock, par value $0.0001 per share (the “New Common Stock”), to certain accredited investors for net cash to the Company of $7,052,500. The Company also issued warrants (the “Warrants”) to purchase 6,180,000 shares of New Common Stock to certain of the investors. The Warrants terminate on May 5, 2021 and are exercisable at any time on or after November 5, 2016 at exercise prices ranging from $0.50 per share to $1.00 per share. The number of shares of New Common Stock underlying a Warrant and its exercise price are subject to customary adjustments upon subdivisions, combinations, payment of stock dividends, reclassifications, reorganizations and consolidations. Certain investors also provided backstop commitments (collectively, the “Backstop Commitment”) to purchase up to 12,800,000 additional shares of New Common Stock for an aggregate purchase price of up to $3,000,000. The Company cannot call the Backstop Commitment prior to June 30, 2017. The New Common Stock, Warrants and Backstop Commitment are classified as equity.
[9]	Represents identifiable intangible assets of approximately $8.4 million and goodwill of approximately $2.1 million. Upon the application of fresh start accounting, the Company allocated the reorganization value to its individual assets based on their estimated fair values. Reorganization value represents the fair value of the Successor Company’s assets before considering liabilities, and the excess of reorganization value over the fair value of identified tangible and intangible assets is reported separately on the consolidated balance sheet as goodwill.
[10]	Pursuant to the Plan of Reorganization, on the Effective Date, the Company issued 29,038 shares of Series A Preferred Stock to Deerfield. The Series A Preferred Stock has no stated maturity date, is not convertible or redeemable and carries a liquidation preference of $29,038,000, which is required to be paid to holders of such Series A Preferred Stock before any payments are made with respect to shares of New Common Stock (and other capital stock that is not issued on parity or senior to the Series A Preferred Stock) upon a liquidation or change in control transaction. The Series A Preferred Stock is carried at par value and is classified as equity.
[11]	Reflects the cumulative impact of the fresh start adjustments described above on additional paid in capital:
[12]	Reflects the elimination of retained earnings upon the application of fresh start accounting.